Taxation - Income taxes (Details) - CNY (¥) ¥ in Thousands		12 Months Ended			36 Months Ended
	Mar. 16, 2007	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Current income tax expenses		¥ 5,443,000	¥ 1,080,000	¥ 40,000
One Subsidiary
Income Tax Disclosure [Line Items]
Preferential tax rate (in percent)					15.00%	15.00%
Hong Kong | Assessable profits up to HK$2 million
Income Tax Disclosure [Line Items]
Tax rate (in percent)		8.25%
Hong Kong | Assessable profits over HK$2 million
Income Tax Disclosure [Line Items]
Tax rate (in percent)		16.50%
China
Income Tax Disclosure [Line Items]
Tax rate (in percent)	25.00%	25.00%